UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5823

DOMINI INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

180 Maiden Lane, Ste. 1301, New York, New York 10038

(Address of Principal Executive Offices)

Carole M. Laible

Domini Impact Investments LLC

180 Maiden Lane, Ste. 1302

New York, New York 10038

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: April 30, 2018

Item 1. Schedule of Investments.

The Schedules of Investments for each series of the Domini Investment Trust are set forth below.

Domini Impact Equity FundSM

Domini Impact International Equity FundSM

Domini Impact Bond FundSM

each a series of

Domini Investment Trust

Quarterly Holdings Report

April 30, 2018 (Unaudited)

Domini Impact Equity Fund

Portfolio of Investments

April 30, 2018 (Unaudited)

Security	Shares	Value
Common Stocks—99.1%
CONSUMER DISCRETIONARY—11.1%
Amazon.com Inc (a)	3,288	$5,149,435
Best Buy Co Inc	119,313	9,131,024
Chipotle Mexican Grill Inc (a)	6,988	2,958,230
Comcast Corp Cl A	116,293	3,650,437
Deckers Outdoor Corp (a)	8,945	834,211
Gap Inc/The	210,356	6,150,809
Guess? Inc	91,109	2,121,929
Home Depot Inc/The	218	40,286
Hyatt Hotels Corp Cl A	71,426	5,490,517
InterContinental Hotels Group PLC ADR	13,376	851,249
JC Penney Co Inc (a)	1,546	4,499
Kohl’s Corp	212	13,169
L Brands Inc	219	7,645
Lear Corp	38,338	7,168,056
Lowe’s Cos Inc	364	30,005
Marriott International Inc/MD Cl A	64,697	8,842,786
Michael Kors Holdings Ltd (a)	235	16,079
NIKE Inc Cl B	376	25,715
NVR Inc (a)	2,527	7,833,700
Nordstrom Inc	67,565	3,416,086
Ralph Lauren Corp	98,552	10,825,936
Shutterfly Inc (a)	61,863	5,005,954
Starbucks Corp	414	23,834
Tapestry Inc	348	18,712
Target Corp	130,346	9,463,120
Walt Disney Co/The	242	24,280

		89,097,703

CONSUMER STAPLES—6.6%
Avon Products Inc (a)	2,873	7,269
Campbell Soup Co	103,700	4,228,886
Coca-Cola Co/The	292	12,617
Colgate-Palmolive Co	153	9,980
Costco Wholesale Corp	120	23,659
Estee Lauder Cos Inc/The Cl A	117,067	17,336,452
Flowers Foods Inc	44,655	1,009,650
General Mills Inc	175	7,655
JM Smucker Co/The	52,411	5,979,047
Kimberly-Clark Corp	141	14,599
Koninklijke Ahold Delhaize NV ADR	35,528	852,672
Kraft Heinz Co/The	223	12,573
Kroger Co/The	860	21,663
Mondelez International Inc Cl A	265	10,468
PepsiCo Inc	12,433	1,254,987
Procter & Gamble Co/The	155	11,213
Sysco Corp	248	15,510
Walgreens Boots Alliance Inc	326,211	21,676,720

		52,485,620

FINANCIALS—17.7%
Aegon NV	249,349	1,810,274
Aflac Inc	236,852	10,793,346
Allstate Corp/The	97,298	9,517,690

American Express Co	191	18,861
Banco Santander Brasil SA	536,682	5,817,633
Bank of America Corp	623,083	18,642,643
Bank of Nova Scotia/The	57,539	3,536,347
CME Group Inc	42,299	6,669,706
Canadian Imperial Bank of Commerce	62,695	5,457,600
DBS Group Holdings Ltd ADR	106,738	9,963,992
Intercontinental Exchange Inc	195	14,130
Invesco Mortgage Capital Inc	228,574	3,709,756
Lincoln National Corp	128,383	9,068,975
MFA Financial Inc	430,285	3,235,743
MGIC Investment Corp (a)	427,333	4,281,877
Morgan Stanley	292	15,073
ORIX Corp ADR	27,030	2,378,910
PNC Financial Services Group Inc/The	190	27,666
Park Hotels & Resorts Inc	140,523	4,044,252
Prudential Financial Inc	206,487	21,953,697
Radian Group Inc	106,390	1,521,377
Regions Financial Corp	43,728	817,714
Toronto-Dominion Bank/The	33,821	1,899,049
Two Harbors Investment Corp	295,454	4,508,628
US Bancorp	346	17,456
Unum Group	220,110	10,648,922
Woori Bank ADR (a)	33,536	1,499,730

		141,871,047

HEALTH CARE—14.1%
Align Technology Inc (a)	25,140	6,281,229
Amgen Inc	68,465	11,945,773
Baxter International Inc	89,121	6,193,910
Biogen Inc (a)	42,139	11,529,230
Bristol-Myers Squibb Co	274,387	14,303,794
Gilead Sciences Inc	277,125	20,016,739
Intuitive Surgical Inc	23,129	10,194,801
Merck & Co Inc	289,307	17,031,503
Perrigo Co PLC	24,964	1,950,687
Sanofi ADR	205,652	8,086,237
Waters Corp (a)	27,693	5,217,638

		112,751,541

INDUSTRIALS—8.7%
3M Co	115	22,355
Applied Industrial Technologies Inc	16,527	1,056,902
Cummins Inc	123,061	19,672,530
Deutsche Lufthansa AG ADR	60,808	1,767,689
Herman Miller Inc	39,497	1,212,558
JetBlue Airways Corp (a)	1,688	32,393
LSC Communications Inc	409	7,149
ManpowerGroup Inc	40,729	3,898,580
PACCAR Inc	257,773	16,412,407
Robert Half International Inc	311,699	18,935,714
United Parcel Service Inc Cl B	131	14,869
WW Grainger Inc	22,750	6,400,713

		69,433,859

INFORMATION TECHNOLOGY—25.8%
Advanced Micro Devices Inc (a)	3,150	34,272
Akamai Technologies Inc (a)	83,921	6,012,940
Alphabet Inc Cl A (a)	27,457	27,967,151
Apple Inc	108,866	17,991,195

Applied Materials Inc	107,106	5,319,955
CA Inc	86,858	3,022,658
Cisco Systems Inc	504	22,322
Citrix Systems Inc (a)	85,208	8,768,755
DXC Technology Co	71,028	7,320,146
FUJIFILM Holdings Corp ADR	27,239	1,096,097
First Solar Inc (a)	358	25,386
Intel Corp	483,973	24,982,686
International Business Machines Corp	146,839	21,285,781
Lam Research Corp	46,214	8,552,363
Mastercard Inc Cl A	145,818	25,994,975
Micron Technology Inc (a)	94,263	4,334,213
Microsoft Corp	199,255	18,634,328
Motorola Solutions Inc	201	22,076
NetApp Inc	120,808	8,043,397
Total System Services Inc	49,004	4,119,276
Twitter Inc (a)	74,998	2,273,189
VMware Inc Cl A (a)	43,116	5,745,638
Western Digital Corp	62,538	4,927,369

		206,496,168

MATERIALS—3.3%
Domtar Corp	279,631	12,275,800
Louisiana-Pacific Corp	305,438	8,653,059
Nucor Corp	230	14,173
Steel Dynamics Inc	128,436	5,755,217
WestRock Co	256	15,145

		26,713,394

REAL ESTATE—4.2%
CBRE Group Inc Cl A (a)	398,089	18,037,413
Host Hotels & Resorts Inc	168,235	3,290,677
Mid-America Apartment Communities Inc	80,066	7,322,836
SBA Communications Corp (a)	30,993	4,966,008

		33,616,934

TELECOMMUNICATION SERVICES—3.9%
Telus Corporation	72,044	2,582,333
AT&T Inc	529,951	17,329,398
Rogers Communications Inc Cl B	18,626	879,333
Telephone & Data Systems Inc	182,230	4,980,346
Verizon Communications Inc	104,282	5,146,317

		30,917,727

UTILITIES—3.7%
Avangrid Inc	184,747	9,738,015
Consolidated Edison Inc	243,339	19,498,754

		29,236,769

Total Investments—99.1% (Cost $690,450,259) (b)		792,620,762

Other Assets, less liabilities—0.9%		7,593,399

Net Assets—100.0%		$800,214,161

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $690,842,002. The aggregate gross unrealized appreciation is $125,781,427 and the aggregate gross unrealized depreciation is $24,002,667, resulting in net unrealized appreciation of $101,778,760.
ADR	— American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini Impact International Equity Fund

Portfolio of Investments

April 30, 2018 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Common Stock—97.8%
Australia—4.2%
BlueScope Steel Ltd	Materials	961,203	$11,844,030
Dexus	Real Estate	1,051,983	7,501,096
Flight Centre Travel Group Ltd	Consumer Services	309,139	12,984,742
Fortescue Metals Group Ltd	Materials	3,756,021	12,777,518
Harvey Norman Holdings Ltd	Retailing	689,641	1,822,709
Mirvac Group	Real Estate	7,518,213	12,650,424

			59,580,519

Austria—0.2%
Raiffeisen Bank International AG (a)	Banks	84,100	2,840,294

			2,840,294

Belgium—1.9%
Ageas	Insurance	186,584	9,985,802
KBC Group NV	Banks	98,254	8,546,444
UCB SA	Pharma, Biotech & Life Sciences	117,327	8,840,761

			27,373,007

Brazil—0.3%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	Consumer Durables & Apparel	323,146	1,287,877
Hypera SA	Pharma, Biotech & Life Sciences	225,579	2,037,371
M Dias Branco SA	Food & Beverage	74,285	937,162

			4,262,410

China—1.2%
China Vanke Co Ltd Cl H	Real Estate	392,730	1,623,177
Hengan International Group Co Ltd	Household & Personal Products	71,500	635,906
Nine Dragons Paper Holdings Ltd	Materials	3,967,172	5,917,174
Ping An Insurance Group Co of China Ltd Cl H	Insurance	628,702	6,143,611
Sino-Ocean Group Holding Ltd	Real Estate	1,861,478	1,292,605
Tingyi Cayman Islands Holding Corp	Food & Beverage	769,283	1,458,533

			17,071,006

Denmark—2.0%
DSV A/S	Transportation	43,834	3,473,182
H Lundbeck A/S	Pharma, Biotech & Life Sciences	195,065	11,306,022
Novo Nordisk A/S Cl B	Pharma, Biotech & Life Sciences	106,780	5,024,124
Orsted A/S	Utilities	107,340	7,070,284
Rockwool International A/S Cl B	Capital Goods	3,884	1,171,553

			28,045,165

Finland—0.1%
Valmet OYJ	Capital Goods	64,720	1,227,452

			1,227,452

France—14.8%
AXA SA	Insurance	946,122	27,071,233
BNP Paribas SA	Banks	191,391	14,782,580
Capgemini SE	Software & Services	48,892	6,729,203
Carrefour SA	Food & Staples Retailing	355	7,287
Cie de Saint-Gobain	Capital Goods	163,086	8,537,062
Cie Generale des Etablissements Michelin SCA	Automobiles & Components	12,627	1,776,527
CNP Assurances (a)	Insurance	202,651	5,193,227

Eiffage SA	Capital Goods	136,863	16,299,107
Eurazeo SA	Diversified Financials	3,738	328,497
Eutelsat Communications SA	Media	133,661	2,896,133
Faurecia SA	Automobiles & Components	175,378	14,328,279
Fonciere Des Regions	Real Estate	25,199	2,819,620
Kering SA	Consumer Durables & Apparel	50,288	29,105,846
Klepierre SA	Real Estate	93,587	3,832,302
Orange SA	Telecommunication Services	602,548	10,959,533
Peugeot SA	Automobiles & Components	755,153	18,603,801
Sanofi	Pharma, Biotech & Life Sciences	443,004	35,042,290
Schneider Electric SE	Capital Goods	74,160	6,725,525
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	318,901	6,966,748

			212,004,800

Germany—5.1%
adidas AG	Consumer Durables & Apparel	25,906	6,370,063
AIXTRON SE (a)	Semiconductors & Semiconductor Equipment	60,285	856,092
Allianz SE	Insurance	129,804	30,716,982
CECONOMY AG	Retailing	601,588	6,744,647
Deutsche Lufthansa AG	Transportation	380,824	11,074,227
Deutsche Post AG	Transportation	81,025	3,518,588
Fraport AG Frankfurt Airport Services Worldwide	Transportation	41,345	4,003,169
METRO AG	Food & Staples Retailing	36,002	521,103
Wacker Chemie AG	Materials	54,115	9,729,426

			73,534,297

Hong Kong—2.0%
CK Asset Holdings Ltd (a)	Real Estate	1,115,592	9,631,356
Great Eagle Holdings Ltd	Real Estate	43,063	217,535
HKT Trust & HKT Ltd	Telecommunication Services	1,553,298	2,043,755
Hongkong Land Holdings Ltd	Real Estate	506,800	3,662,763
Kerry Properties Ltd	Real Estate	851,179	4,069,285
Wharf Holdings Ltd/The	Real Estate	1,372,526	4,566,428
Wharf Real Estate Investment Co Ltd	Real Estate	266,688	1,999,661
Wheelock & Co Ltd	Real Estate	297,708	2,208,871

			28,399,654

Hungary—0.2%
Richter Gedeon Nyrt	Pharma, Biotech & Life Sciences	150,532	3,043,270

			3,043,270

India—0.3%
Infosys Ltd	Software & Services	198,484	3,558,624
Wipro Ltd	Software & Services	363,301	1,507,344

			5,065,968

Ireland—0.0%
Irish Bank Resolution Corp Ltd/Old (a)(c)	Banks	138,674	0

			0

Italy—0.6%
CNH Industrial NV	Capital Goods	228,486	2,812,813
Intesa Sanpaolo SpA	Banks	1,725,917	6,568,570

			9,381,383

Japan—22.0%
Aeon Mall Co Ltd	Real Estate	63,985	1,292,626
Alfresa Holdings Corp	Health Care Equipment & Services	56,088	1,236,341
Brother Industries Ltd	Technology Hardware & Equipment	448,072	9,601,733
Central Japan Railway Co	Transportation	146,483	29,324,743
Coca-Cola Bottlers Japan Holdings Inc	Food & Beverage	42,764	1,837,490
Dai Nippon Printing Co Ltd	Commercial & Professional Services	383,241	8,244,118
FUJIFILM Holdings Corp	Technology Hardware & Equipment	419,785	16,865,914
GungHo Online Entertainment Inc	Software & Services	857,185	2,582,952
Ibiden Co Ltd	Technology Hardware & Equipment	82,200	1,356,145
K’s Holdings Corp	Retailing	526,920	7,592,506
Kose Corp	Household & Personal Products	56,548	10,439,852
KYORIN Holdings Inc	Pharma, Biotech & Life Sciences	60,597	1,183,822
Matsumotokiyoshi Holdings Co Ltd	Food & Staples Retailing	144,014	6,409,111
Medipal Holdings Corp	Health Care Equipment & Services	261,023	5,594,309
MINEBEA MITSUMI Inc	Capital Goods	105,825	2,114,554
Mitsubishi Estate Co Ltd	Real Estate	170,982	3,121,277
Mitsubishi Gas Chemical Co Inc	Materials	566,503	13,263,516
Mitsui Fudosan Co Ltd	Real Estate	560,607	14,346,412
Mixi Inc	Software & Services	263,874	8,664,385
MS&AD Insurance Group Holdings Inc	Insurance	267,005	8,988,423
Murata Manufacturing Co Ltd	Technology Hardware & Equipment	20,324	2,563,368
Nintendo Co Ltd	Software & Services	13,892	5,831,486
Nippon Electric Glass Co Ltd	Technology Hardware & Equipment	240,854	6,934,278
Nissan Motor Co Ltd	Automobiles & Components	3,139,317	32,995,390
Nisshin Seifun Group Inc	Food & Beverage	305,100	6,660,406
Nomura Holdings Inc	Diversified Financials	120,888	695,593
Nomura Real Estate Holdings Inc	Real Estate	104,485	2,583,147
NTN Corp	Capital Goods	5,300	23,289
Ono Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	564,206	13,029,252
ORIX Corp	Diversified Financials	815,239	14,284,632
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	102,755	9,512,452
Seino Holdings Co Ltd	Transportation	247,806	4,637,139
Shimamura Co Ltd	Retailing	23,749	2,761,097
Sumitomo Dainippon Pharma Co Ltd	Pharma, Biotech & Life Sciences	199,728	3,628,928
Suzuken Co Ltd/Aichi Japan	Health Care Equipment & Services	75,672	3,250,656
Takashimaya Co Ltd	Retailing	257,644	2,210,379
TDK Corp	Technology Hardware & Equipment	118,085	10,167,839
THK Co Ltd	Capital Goods	190,902	6,647,156
Toppan Printing Co Ltd	Commercial & Professional Services	1,082,717	9,045,176
Toyo Seikan Group Holdings Ltd	Materials	348,727	5,481,306
Yamada Denki Co Ltd	Retailing	1,974,934	10,319,936
Yamazaki Baking Co Ltd	Food & Beverage	255,674	5,593,204
Zeon Corp	Materials	209,097	2,697,749

			315,614,087

Malaysia—0.2%
Malayan Banking Bhd	Banks	886,547	2,430,439

			2,430,439

Mexico—0.5%
Arca Continental SAB de CV	Food & Beverage	130,100	892,725
Gruma SAB de CV Cl B	Food & Beverage	23,520	286,365
Grupo Financiero Banorte SAB de CV	Banks	961,201	5,985,580

			7,164,670

Netherlands—5.8%
ABN AMRO Group NV	Banks	493,262	15,304,257
Aegon NV	Insurance	1,091,680	8,004,661
ASR Nederland NV	Insurance	73,814	3,483,075
Coca-Cola European Partners PLC	Food & Beverage	152,595	5,981,724
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	943,230	22,766,229
Koninklijke DSM NV	Materials	36,042	3,726,890
Koninklijke Philips NV	Health Care Equipment & Services	174,303	7,381,248
NN Group NV	Insurance	335,786	16,100,432

			82,748,516

Norway—1.0%
Orkla ASA	Food & Beverage	638,977	5,922,120
Storebrand ASA	Insurance	70,003	599,100
Subsea 7 SA	Energy	416,170	5,822,740
TGS NOPEC Geophysical Co ASA	Energy	48,330	1,526,165

			13,870,125

Panama—0.3%
Copa Holdings SA Cl A	Transportation	41,832	4,901,455

			4,901,455

Singapore—3.7%
DBS Group Holdings Ltd	Banks	1,094,516	25,289,960
Oversea-Chinese Banking Corp Ltd	Banks	1,401,618	14,498,046
United Overseas Bank Ltd	Banks	498,312	11,300,499
Yangzijiang Shipbuilding Holdings Ltd	Capital Goods	1,762,805	1,541,623

			52,630,128

South Africa—0.4%
Mr Price Group Ltd	Retailing	261,737	5,734,888

			5,734,888

South Korea—1.8%
BNK Financial Group Inc	Banks	305,966	2,977,570
Hankook Tire Co Ltd	Automobiles & Components	25,660	1,185,068
Industrial Bank of Korea	Banks	488,439	7,659,612
LG Corp	Capital Goods	32,668	2,471,163
LG Display Co Ltd	Technology Hardware & Equipment	61,437	1,341,422
LG Electronics Inc	Consumer Durables & Apparel	45,447	4,309,230
LG Uplus Corp	Telecommunication Services	395,972	4,533,206
Woori Bank	Banks	122,926	1,835,216

			26,312,487

Spain—2.0%
Aena SME SA	Transportation	89,232	18,402,396
Banco Santander SA	Banks	104,703	676,814
Enagas SA	Energy	327,394	9,520,744

			28,599,954

Sweden—3.6%
Alfa Laval AB	Capital Goods	61,150	1,515,130
Castellum AB	Real Estate	153,937	2,492,227
Essity AB Cl B	Household & Personal Products	97,230	2,470,105
Holmen AB Cl B	Materials	114,522	2,828,203

Industrivarden AB Cl C	Diversified Financials	190,791	4,023,303
Investor AB Cl B	Diversified Financials	6,967	303,775
Oriflame Holding AG	Household & Personal Products	35,292	1,674,999
Sandvik AB	Capital Goods	1,447,621	24,721,088
SSAB AB Cl A	Materials	315,888	1,788,828
Svenska Cellulosa AB SCA Cl B	Materials	957,736	10,623,163

			52,440,821

Switzerland—8.1%
ABB Ltd	Capital Goods	324,198	7,567,257
Adecco Group AG	Commercial & Professional Services	111,227	7,374,214
Baloise Holding AG	Insurance	57,924	9,191,440
Chocoladefabriken Lindt & Spruengli AG (a)	Food & Beverage	1,532	9,858,710
Novartis AG	Pharma, Biotech & Life Sciences	314,663	24,247,877
OC Oerlikon Corp AG	Capital Goods	514,207	8,310,707
Swiss Life Holding AG	Insurance	40,411	14,152,234
Swisscom AG	Telecommunication Services	51,001	24,488,915
Temenos AG	Software & Services	31,965	4,026,558
Vifor Pharma AG (a)	Pharma, Biotech & Life Sciences	39,001	6,161,636

			115,379,548

Taiwan—1.9%
Acer Inc	Technology Hardware & Equipment	8,008,343	6,107,498
Asustek Computer Inc	Technology Hardware & Equipment	622,194	5,814,792
AU Optronics Corp	Technology Hardware & Equipment	8,780,292	3,620,603
Chunghwa Telecom Co Ltd	Telecommunication Services	191,000	726,768
E.Sun Financial Holding Co Ltd	Banks	2,428,561	1,717,365
Nanya Technology Corp	Semiconductors & Semiconductor Equipment	1,690,837	5,263,371
United Microelectronics Corp	Semiconductors & Semiconductor Equipment	2,594,177	1,398,967
Wistron Corp	Technology Hardware & Equipment	3,335,737	2,652,588

			27,301,952

Thailand—0.4%
CP ALL PCL (c)	Food & Staples Retailing	2,233,806	6,146,031

			6,146,031

Turkey—1.1%
BIM Birlesik Magazalar AS	Food & Staples Retailing	87,840	1,491,302
Turkiye Garanti Bankasi AS	Banks	1,361,374	3,080,347
Turkiye Is Bankasi AS	Banks	1,668,836	2,526,772
Turkiye Vakiflar Bankasi TAO	Banks	3,443,022	5,062,101
Yapi ve Kredi Bankasi AS (a)	Banks	3,127,936	3,060,978

			15,221,500

United Kingdom—11.4%
3i Group PLC	Diversified Financials	1,126,535	14,548,357
Barratt Developments PLC	Consumer Durables & Apparel	909,146	6,974,674
Berkeley Group Holdings PLC	Consumer Durables & Apparel	35,264	1,975,151
Coca-Cola HBC AG	Food & Beverage	219,747	7,365,180
Hays PLC	Commercial & Professional Services	1,486,209	3,664,220
InterContinental Hotels Group PLC	Consumer Services	178,806	11,286,447
J Sainsbury PLC	Food & Staples Retailing	4,244,620	18,019,132
Next PLC	Retailing	127,895	9,243,018
Persimmon PLC	Consumer Durables & Apparel	144,634	5,405,415
Petrofac Ltd	Energy	625,897	5,196,557

Royal Mail PLC	Transportation	1,652,964	13,188,541
Segro PLC	Real Estate	1,364,723	12,115,932
Taylor Wimpey PLC	Consumer Durables & Apparel	2,145,941	5,654,081
Unilever PLC	Household & Personal Products	237	13,300
Vodafone Group PLC	Telecommunication Services	11,772,834	34,371,836
Wm Morrison Supermarkets PLC	Food & Staples Retailing	4,129,193	13,778,038

			162,799,879

United States—0.7%
Cimpress NV (a)	Commercial & Professional Services	63,855	9,182,988
Ensco PLC Cl A	Energy	64,500	364,425
Jazz Pharmaceuticals PLC (a)	Pharma, Biotech & Life Sciences	1,800	273,672

			9,821,085

Total Investments—97.8% (Cost $1,264,154,716) (b)			1,400,946,790

Other Assets, less liabilities—2.2%			31,128,716

Net Assets—100.0%			$1,432,075,506

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $1,280,897,826. The aggregate gross unrealized appreciation is $161,254,601 and the aggregate gross unrealized depreciation is $41,205,637, resulting in net unrealized appreciation of $120,048,964.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI IMPACT EQUITY FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Investment Trust (formerly Domini Social Investment Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises three separate series: Domini Impact Equity Fund (formerly, Domini Social Equity Fund), Domini Impact International Equity Fund (formerly, Domini International Social Equity Fund), and Domini Impact Bond Fund (formerly Domini Social Bond Fund) (each the “Fund,” collectively the “Funds”). The portfolio of investments of the Domini Impact Bond Fund are included elsewhere in this report. The Domini Impact Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. Class R shares of the Domini Impact Equity Fund commenced on November 28, 2003. Class A and Institutional shares of the Domini Impact Equity Fund commenced on November 28, 2008. The Domini Impact International Equity Fund offers Investor shares, Class A shares and Institutional Shares. Class A and Institutional shares of the Domini Impact International Equity Fund were not offered prior to November 28, 2008 and November 30, 2012, respectively. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R and Institutional shares are not subject to distribution and service fees.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of April 30, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$89,097,703	$—	$—	$89,097,703
Consumer Staples	52,485,620	—	—	52,485,620
Financials	141,871,047	—	—	141,871,047
Health Care	112,751,541	—	—	112,751,541
Industrials	69,433,859	—	—	69,433,859
Information Technology	206,496,168	—	—	206,496,168
Materials	26,713,394	—	—	26,713,394
Real Estate	33,616,934	—	—	33,616,934
Telecommunication Services	30,917,727	—	—	30,917,727
Utilities	29,236,768	—	—	29,236,768

Total	$792,620,761	$—	$—	$792,620,761

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of April 30, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$1,287,877	$202,280,028	$—	$203,567,905
Consumer Staples	8,097,976	116,922,006	6,146,031	131,166,013
Energy	364,425	22,066,206	—	22,430,631
Financials	5,985,580	303,972,242	—	309,957,822
Health Care	2,311,043	128,970,535	—	131,281,578
Industrials	14,084,443	207,635,191	—	221,719,634
Information Technology	—	123,924,365	—	123,924,365
Materials	—	80,677,803	—	80,677,803
Real Estate	—	92,026,743	—	92,026,743
Telecommunication Services	—	77,124,012	—	77,124,012
Utilities	—	7,070,284	—	7,070,284

Total	$32,131,344	$1,362,669,415	$6,146,031	$1,400,946,790

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Domini Impact Equity Fund	Domini Impact International Equity Fund
Investments in Securities
Balance as of July 31, 2017	$—	$—
Realized Gain (loss)	—	—
Change in unrealized appreciation (depreciation)	2	689,155
Purchases	—	—
Sales	—	—
Transfers in and/or out of Level Three	(2)	5,456,876

Balance as of April 30, 2018	$—	$6,146,031

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at April 30, 2018:	$—	$(39,631)

For the Domini Impact Equity Fund transfers from Level 1 to Level 3 included securities valued at $10,414 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 1 included securities valued at $10,416 because market values were readily available from a pricing agent for which fair value factors were previously applied.

For the Domini Impact International Equity Fund transfers from Level 1 to Level 3 included securities valued at $65,022,421 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 1 included securities valued at $59,565,545 because market values were readily available from a pricing agent for which fair value factors were previously applied.

Domini Impact Bond Fund

Portfolio of Investments

April 30, 2018 (Unaudited)

	Principal Amount *	Value
Mortgage Backed Securities — 55.7%
Agency Collateralized Mortgage Obligations — 2.2%
Fannie Mae Connecticut Avenue Securities
5.447%, VR, 7/25/2029	120,000	131,323
6.247%, VR, 5/25/2029	235,000	262,707
FHMS KBF1 A, 2.273%, VR, 7/25/2024	748,000	749,741
FHR 3877 LM, 3.500%, 6/15/2026	780,000	792,592
FNA 2017 M10 AV2, 2.647%, VR, 7/25/2024	740,000	716,834
FNR 2017 72 B, 3.000%, 9/25/2047	201,300	197,571
FNR 2012 17 BC, 3.500%, 3/25/2027	368,000	372,023
FNR 2017 72 CD, 3.000%, 9/25/2047	210,092	206,191

		3,428,982

Commercial Mortgage Backed Securities — 6.0%
BWAY Mortgage Trust 144A, 2.809%, 3/10/2033 (d)	158,150	155,486
Commercial Mortgage Trust
144A, 3.424%, 3/10/2031 (d)	640,000	646,723
144A, 3.726%, 3/10/2031 (d)	644,000	658,862
CSAIL Commercial Mortgage Trust, 3.808%, 11/15/2048	388,000	391,803
FREMF Mortgage Trust
144A, 3.882%, VR, 11/25/2050 (d)	220,000	210,625
144A, 3.882%, VR, 11/25/2050 (d)	65,000	59,566
144A, 4.107%, VR, 7/25/2049 (d)	175,000	173,505
144A, 4.172%, VR, 7/25/2027 (d)	136,000	133,427
144A, 3.764%, VR, 11/25/2050 (d)	120,000	116,414
144A, 3.801%, VR, 11/25/2049 (d)	250,000	243,960
144A, 3.801%, VR, 11/25/2049 (d)	90,000	83,929
144A, 3.854%, VR, 10/25/2049 (d)	120,000	116,414
144A, 3.854%, VR, 10/25/2049 (d)	40,000	37,189
144A, 3.966%, VR, 7/25/2049 (d)	224,000	224,368
144A, 3.976%, VR, 8/25/2027 (d)	90,000	87,611
144A, 4.012%, VR, 2/25/2050 (d)	100,000	99,081
144A, 4.079%, VR, 9/25/2049 (d)	85,000	84,038
144A, 4.117%, VR, 3/25/2027 (d)	70,000	68,467
144A, 4.159%, VR, 11/25/2032 (d)	67,000	54,386
144A, 4.214%, VR, 5/25/2027 (d)	155,000	152,575
GS Mortgage Securities Trust 144A, 2.597%, VR, 7/15/2032 (d)	395,000	395,635
Hudson Yards 144A, 2.835%, 8/10/2038 (d)	1,000,000	939,743
Madison Avenue Trust 144A, 3.294%, VR, 8/15/2034 (d)	729,000	715,793
Morgan Stanley BAML Trust 3.526%, 12/15/2047	180,167	179,697
4.051%, 4/15/2047	300,000	307,675
4.217%, VR, 7/15/2046	150,000	154,560
4.259%, VR, 10/15/2046	300,000	311,150
Morgan Stanley Capital I Trust 144A, 2.597%, VR, 11/15/2034 (d)	531,000	531,868
OBP Depositor LLC Trust 144A, 4.646%, 7/15/2045 (d)	806,000	828,923
One Market Plaza Trust 144A, 3.614%, 2/10/2032 (d)	710,000	709,613
Park Avenue Trust 144A, 3.508%, 6/5/2037 (d)	712,000	700,753

		9,573,839

Federal Home Loan Mortgage Corporation — 7.4%
849167, 2.887%, VR,10/1/2043 (c)	308,205	306,734
A12413, 5.000%, 8/1/2033 (c)	24,462	26,112
A37619, 4.500%, 9/1/2035 (c)	193,884	202,869
A87874, 4.000%, 8/1/2039 (c)	71,887	73,712
A89148, 4.000%, 10/1/2039 (c)	110,144	113,158

A89384, 4.000%, 10/1/2039 (c)	139,885	143,823
A89729, 4.000%, 11/1/2039 (c)	64,585	66,415
A93101, 5.000%, 7/1/2040 (c)	101,239	108,418
A93996, 4.500%, 9/1/2040 (c)	52,044	54,807
A94362, 4.000%, 10/1/2040 (c)	170,865	175,703
A94742, 4.000%, 11/1/2040 (c)	27,962	28,754
A95084, 4.000%, 11/1/2040 (c)	24,230	24,916
A95085, 4.000%, 11/1/2040 (c)	217,258	223,405
A95796, 4.000%, 12/1/2040 (c)	101,698	104,576
A97047, 4.500%, 2/1/2041 (c)	106,877	112,555
FHR 3806 L, 3.500%, 2/15/2026	847,000	853,752
FHR 3800 CB, 3.500%, 2/15/2026	383,000	389,315
FHR 3768 CB, 3.500%, 12/15/2025	343,000	348,601
G01779, 5.000%, 4/1/2035 (c)	32,923	35,286
G01828, 4.500%, 4/1/2035 (c)	154,476	161,696
G01837, 5.000%, 7/1/2035 (c)	215,716	231,248
G01838, 5.000%, 7/1/2035 (c)	37,409	40,081
G02424, 5.500%, 12/1/2036 (c)	145,313	159,241
G04997, 5.000%, 1/1/2037 (c)	130,880	139,774
G05052, 5.000%, 10/1/2033 (c)	13,600	14,587
G06079, 6.000%, 7/1/2039 (c)	137,323	153,224
G06990, 5.500%, 8/1/2040 (c)	198,645	217,286
G08347, 4.500%, 6/1/2039 (c)	330,942	348,039
G08499, 3.000%, 7/1/2042	83,123	80,951
G14599, 2.500%, 11/1/2027 (c)	212,248	207,892
G30614, 3.500%, 12/1/2032 (c)	324,349	328,645
J17791, 3.000%, 1/1/2027 (c)	303,548	303,434
J20118, 2.500%, 8/1/2027 (c)	75,921	74,362
Q00291, 5.000%, 4/1/2041 (c)	89,881	96,400
Q01807, 4.500%, 7/1/2036 (c)	173,018	181,103
Q06160, 4.000%, 2/1/2037 (c)	67,739	69,107
Q17103, 4.000%, 6/1/2041 (c)	13,791	14,074
Q33602, 3.000%, 5/1/2045 (c)	611,038	592,663
Z40004, 6.000%, 8/1/2036 (c)	22,277	24,777
FHLMC TBA 30 Yr, 3.500%, 5/14/2048 (b)	3,000,000	2,979,537
FHLMC TBA 30 Yr, 4.000%, 5/14/2048 (b)	1,800,000	1,834,172

		11,645,204

Federal National Mortgage Association — 32.4%
190370, 6.000%, 6/1/2036 (c)	100,824	112,554
469683, 3.540%, 11/1/2021 (c)	714,491	726,040
469829, 2.720%, 12/1/2018 (c)	1,597,871	1,596,561
469879, 3.220%, 12/1/2021 (c)	978,709	984,451
471478, 2.610%, 8/1/2022 (c)	1,341,039	1,314,039
745044, 4.500%, 8/1/2035 (c)	45,109	47,280
745327, 6.000%, 3/1/2036 (c)	285,733	319,023
889529, 6.000%, 3/1/2038 (c)	48,732	54,664
890248, 6.000%, 8/1/2037 (c)	26,221	29,279
930672, 4.500%, 3/1/2039 (c)	164,628	173,710
932441, 4.000%, 1/1/2040 (c)	520,226	534,021
995082, 5.500%, 8/1/2037 (c)	90,907	99,703
995243, 4.500%, 8/1/2038 (c)	119,766	125,596
AA9846, 4.000%, 8/1/2039 (c)	75,237	77,234
AB1343, 4.500%, 8/1/2040 (c)	154,876	163,474
AB1763, 4.000%, 11/1/2030 (c)	30,883	31,713

AB4168, 3.500%, 1/1/2032 (c)	281,402	283,308
AB6472, 2.000%, 10/1/2027 (c)	275,118	266,728
AC1877, 4.500%, 9/1/2039 (c)	69,243	72,896
AC2817, 4.000%, 10/1/2039 (c)	42,531	43,661
AC5401, 5.000%, 10/1/2039 (c)	7,158	7,702
AC9564, 4.500%, 2/1/2040 (c)	65,587	69,188
AD1649, 4.000%, 3/1/2040 (c)	75,690	77,706
AD8033, 4.000%, 8/1/2040 (c)	25,979	26,669
AE0215, 4.000%, 12/1/2039 (c)	65,038	66,763
AE0216, 4.000%, 8/1/2040 (c)	148,165	152,110
AE0624, 4.000%, 11/1/2040 (c)	63,675	65,413
AE0625, 4.000%, 12/1/2040 (c)	89,092	91,887
AE4113, 4.000%, 10/1/2040 (c)	50,143	51,480
AE4192, 4.000%, 10/1/2040 (c)	232,335	238,647
AE5143, 4.000%, 11/1/2040 (c)	38,310	39,331
AI7951, 4.500%, 8/1/2036 (c)	62,104	65,098
AJ5974, 4.000%, 12/1/2036 (c)	49,795	51,124
AL0005, 4.500%, 1/1/2041 (c)	58,698	61,805
AL0049, 6.000%, 12/1/2035 (c)	52,277	58,398
AL1627, 4.500%, 9/1/2041 (c)	115,176	121,009
AM3278, 2.850%, 5/1/2023 (c)	697,346	687,549
AM4796, 3.300%, 12/1/2023 (c)	732,852	735,677
AM5146, 3.470%, 1/1/2024 (c)	551,962	558,489
AM5197, 4.200%, 1/1/2030 (c)	1,161,465	1,216,901
AM6266, 3.580%, 7/1/2030 (c)	959,738	951,695
AM7507, 3.080%, 12/1/2024 (c)	1,037,086	1,031,404
AM7598, 3.070%, 12/1/2024 (c)	1,379,813	1,371,425
AM7903, 3.380%, 1/1/2027 (c)	665,598	667,891
AM8148, 2.680%, 3/1/2027 (c)	998,647	954,061
AM8659, 2.880%, 4/1/2031 (c)	1,249,460	1,162,583
AM9154, 3.180%, 6/1/2030 (c)	1,047,571	1,026,399
AM9239, 3.030%, 6/1/2025 (c)	963,392	953,952
AN1410, 3.010%, 5/1/2028	462,171	448,821
AN1767, 2.980%, 6/1/2031 (c)	968,599	918,503
AN1840, 2.450%, 6/1/2026 (c)	1,477,885	1,402,575
AN2787, 2.600%, 9/1/2028 (c)	1,150,000	1,075,099
AN2791, 2.440%, 9/1/2026 (c)	1,115,916	1,057,408
AN4301, 3.150%, 1/1/2027 (c)	2,109,700	2,079,925
AN5557, 2.900%, 5/1/2027	1,478,104	1,430,876
AN6744, 2.940%, 9/1/2027	1,500,000	1,450,419
AN7300, 3.290%, 11/1/2027	1,230,138	1,224,825
AN7540, 2.910%, 11/1/2027	1,500,000	1,445,224
AP9592, 3.500%, 10/1/2032 (c)	222,110	221,487
AR1524, 2.000%, 1/1/2028 (c)	224,571	216,402
AS3608, 2.500%, 12/1/2043 (c)	357,744	334,985
AS8449, 2.500%, 12/1/2031	39,961	38,917
AW4685, 2.654%, VR, 5/1/2044 (c)	139,992	139,959
AY3370, 2.500%, 4/1/2045	265,985	248,080
BC1171, 3.500%, 6/1/2046 (c)	2,132,537	2,120,627
BD1153, 3.000%, 8/1/2046	101,928	98,512
BD1165, 3.000%, 10/1/2046	1,522,064	1,471,020
BE1416, 2.500%, 11/1/2031	197,851	192,679
BE4435, 3.000%, 11/1/2046	2,353,489	2,274,584
BE8063, 3.000%, 12/1/2046	780,063	753,917
MA0639, 4.000%, 2/1/2041 (c)	122,400	125,665

MA0919, 3.500%, 12/1/2031 (c)	16,401	16,613
MA0949, 3.500%, 1/1/2032 (c)	160,711	162,792
MA1630, 4.000%, 10/1/2033 (c)	171,185	177,068
MA1931, 2.500%, 6/1/2024	504,662	499,152
FNMA TBA 30 Yr, 4.000%, 5/14/2048 (b)	1,300,000	1,324,172
FNMA TBA 30 Yr, 3.500%, 5/14/2048 (b)	8,721,000	8,658,999

		51,227,596

Government National Mortgage Association — 7.7%
GNMA II TBA 30 Yr, 4.500%, 6/21/2048 (b)	400,000	414,344
GNMA II TBA 30 Yr, 4.500%, 5/21/2048 (b)	1,000,000	1,037,734
GNMA II TBA 30 Yr, 4.000%, 5/21/2048 (b)	2,200,000	2,250,359
GNMA II TBA 30 Yr, 3.000%, 5/21/2048 (b)	3,300,000	3,216,856
GNMA II TBA 30 Yr, 3.500%, 5/21/2048 (b)	5,300,000	5,307,039

		12,226,332

Total Mortgage Backed Securities (Cost $90,236,823)		88,101,953

Corporate Bonds and Notes — 23.1%
Communications — 2.0%
Altice France SA/France senior secured note 144A, 7.375%, 5/1/2026 (d)	200,000	194,500
AT&T Inc
2.741%, VR, 3/11/2019	350,000	351,668
3.950%, 1/15/2025	445,000	441,923
4.750%, 5/15/2046	65,000	60,764
CBS Corp, 2.900%, 1/15/2027	400,000	358,631
Charter Communications Operating LLC / Charter Communications Operating Capital senior secured note, 6.484%, 10/23/2045	300,000	322,623
Cox Communications Inc
144A, 3.150%, 8/15/2024 (d)	165,000	157,220
144A, 3.850%, 2/1/2025 (d)	10,000	9,911
144A, 4.800%, 2/1/2035 (d)	200,000	196,987
Gray Television Inc 144A, 5.875%, 7/15/2026 (d)	200,000	193,000
Sprint Communications Inc 144A, 7.000%, 3/1/2020 (d)	375,000	395,625
Verizon Communications Inc, 3.376%, 2/15/2025	424,000	410,295

		3,093,147

Consumer Discretionary — 2.8%
Alibaba Group Holding Ltd, 2.800%, 6/6/2023	200,000	192,308
Amazon.com Inc
4.800%, 12/5/2034	325,000	359,418
144A, 3.875%, 8/22/2037 (d)	200,000	198,909
Aptiv PLC, 3.150%, 11/19/2020	240,000	238,818
AutoNation Inc, 5.500%, 2/1/2020	500,000	518,058
Delphi Corp, 4.150%, 3/15/2024	401,000	407,008
ERAC USA Finance LLC 144A, 3.850%, 11/15/2024 (d)	500,000	499,930
Home Depot Inc/The, 5.950%, 4/1/2041	420,000	530,878
Lennar Corp, 4.125%, 1/15/2022	245,000	245,000
Marriott International Inc/MD, 2.875%, 3/1/2021	500,000	495,387
Northeastern University, 5.285%, 3/1/2032	100,000	108,283
O’Reilly Automotive Inc, 3.800%, 9/1/2022	155,000	157,521
Toll Brothers Finance Corp, 4.350%, 2/15/2028	600,000	557,999

		4,509,517

Consumer Staples — 0.6%
JM Smucker Co/The, 4.250%, 3/15/2035	380,000	370,098
TreeHouse Foods Inc 144A, 6.000%, 2/15/2024 (d)	530,000	529,337

		899,435

Financials — 9.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.500%, 5/26/2022	450,000	442,404
AIA Group Ltd 144A, 4.500%, 3/16/2046 (d)	325,000	338,166
Air Lease Corp, 3.875%, 4/1/2021	450,000	454,833
American Tower Corp, 5.000%, 2/15/2024	362,000	379,662
Aon PLC, 4.750%, 5/15/2045	225,000	229,008
AXA SA subordinated note, 8.600%, 12/15/2030	400,000	542,000
Boston Properties LP, 3.650%, 2/1/2026	430,000	415,540
BPCE SA
2.250%, 1/27/2020	500,000	492,136
144A, 4.875%, 4/1/2026 (d)	500,000	506,401
Brandywine Operating Partnership LP, 4.550%, 10/1/2029	725,000	708,539
Capital One Financial Corp subordinated note
3.750%, 7/28/2026	80,000	75,013
4.200%, 10/29/2025	155,000	151,657
Cooperatieve Rabobank UA, 3.950%, 11/9/2022	375,000	374,612
Credit Agricole SA/London 144A, 4.125%, 1/10/2027 (d)	510,000	503,459
Crown Castle International Corp, 3.700%, 6/15/2026	300,000	285,790
Discover Financial Services, 3.750%, 3/4/2025	325,000	314,364
Duke Realty LP
3.625%, 4/15/2023	200,000	199,550
4.375%, 6/15/2022	250,000	257,556
Fifth Third Bancorp subordinated note, 8.250%, 3/1/2038	425,000	591,766
Huntington Bancshares Inc/OH, 3.150%, 3/14/2021	425,000	423,487
ING Bank NV 144A, 2.000%, 11/26/2018 (d)	300,000	298,964
Kimco Realty Corp, 3.400%, 11/1/2022	160,000	158,125
Liberty Property LP, 3.250%, 10/1/2026	165,000	154,395
Marsh & McLennan Cos Inc, 3.300%, 3/14/2023	100,000	98,826
Morgan Stanley subordinated note, 3.950%, 4/23/2027	210,000	202,169
National City Corp subordinated note, 6.875%, 5/15/2019	275,000	286,385
Nuveen Finance LLC 144A, 4.125%, 11/1/2024 (d)	160,000	160,720
Regency Centers LP, 3.750%, 6/15/2024	300,000	292,717
Regions Financial Corp, 3.200%, 2/8/2021	500,000	497,787
Reinsurance Group of America Inc
3.950%, 9/15/2026	250,000	246,064
4.700%, 9/15/2023	164,000	168,984
Santander UK PLC subordinated note 144A, 5.000%, 11/7/2023 (d)	650,000	668,756
Standard Chartered PLC subordinated note 144A, 5.700%, 3/26/2044 (d)	250,000	278,095
Swedbank AB
144A, 2.200%, 3/4/2020 (d)	650,000	640,204
144A, 2.800%, 3/14/2022 (d)	250,000	245,190
Toronto-Dominion Bank/The, 1.850%, 9/11/2020	500,000	486,927
Total System Services Inc, 3.800%, 4/1/2021	600,000	603,197
Turkiye Sinai Kalkinma B 144A, 5.500%, 1/16/2023 (d)	200,000	192,774
Unum Group, 3.000%, 5/15/2021	180,000	177,477
US Bancorp subordinated note, 3.600%, 9/11/2024	493,000	489,339
Ventas Realty LP, 3.500%, 2/1/2025	500,000	481,305
Voya Financial Inc, 5.650%, VR, 5/15/2053	130,000	132,795
Welltower Inc, 5.250%, 1/15/2022	400,000	419,699

		15,066,837

Health Care — 4.1%
Allergan Funding SCS, 3.000%, 3/12/2020	420,000	417,345
Allina Health System, 4.805%, 11/15/2045	660,000	722,036
Biogen Inc, 5.200%, 9/15/2045	400,000	421,404
Boston Medical Center Corp, 4.519%, 7/1/2026	705,000	716,455
Celgene Corp, 3.875%, 8/15/2025	325,000	319,378
Children’s Hospital Corp/The, 4.115%, 1/1/2047	230,000	233,803
City of Hope senior secured note, 5.623%, 11/15/2043	250,000	306,201
Dignity Health
4.500%, 11/1/2042	408,000	388,077
5.267%, 11/1/2064	500,000	510,973
Kaiser Foundation Hospitals, 3.150%, 5/1/2027	185,000	177,347
Mayo Clinic, 4.128%, 11/15/2052	165,000	167,953
Memorial Sloan-Kettering Cancer Center
4.125%, 7/1/2052	200,000	200,842
4.200%, 7/1/2055	60,000	60,748
New York and Presbyterian Hospital/The
4.024%, 8/1/2045	365,000	364,520
4.063%, 8/1/2056	250,000	243,484
Ochsner Clinic Foundation, 5.897%, 5/15/2045	400,000	483,748
Orlando Health Obligated Group, 4.416%, 10/1/2044	395,000	409,083
Thermo Fisher Scientific Inc, 4.150%, 2/1/2024	265,000	270,290

		6,413,687

Industrials — 1.9%
Canadian Pacific Railway Co, 4.500%, 1/15/2022	400,000	414,163
CNH Industrial Capital LLC, 4.875%, 4/1/2021	750,000	776,745
Core & Main LP 144A, 6.125%, 8/15/2025 (d)	45,000	44,325
Illinois Tool Works Inc, 4.875%, 9/15/2041	175,000	199,773
Mexico City Airport Trust senior secured note 144A, 3.875%, 4/30/2028 (d)	255,000	230,163
Ryder System Inc
2.350%, 2/26/2019	500,000	497,743
2.500%, 5/11/2020	145,000	143,191
SBA Tower Trust 144A, 3.168%, 4/9/2047 (d)	290,000	287,091
United Rentals North America Inc, 4.625%, 7/15/2023	500,000	509,375

		3,102,569

Materials — 0.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc senior secured note 144A, 4.250%, 9/15/2022 (d)	260,000	259,025
WestRock Co 144A, 3.000%, 9/15/2024 (d)	375,000	355,161

		614,186

Technology — 0.9%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.625%, 1/15/2024	355,000	345,322
Microsoft Corp, 3.700%, 8/8/2046	395,000	379,966
Pitney Bowes Inc, 3.625%, 9/15/2020	265,000	263,013
Xerox Corp, 5.625%, 12/15/2019	475,000	491,003

		1,479,304

Utilities — 0.9%
Aegea Finance Sarl 144A, 5.750%, 10/10/2024 (d)	370,000	367,225
Consolidated Edison Co of New York Inc, 3.300%, 12/1/2024	500,000	491,035
Greenko Dutch BV senior secured note 144A, 5.250%, 7/24/2024 (d)	545,000	527,288

		1,385,548

Total Corporate Bonds and Notes (Cost $36,933,293)		36,564,230

U.S. Government Agencies — 12.3%
Fannie Mae Notes, 1.500%, 6/22/2020 (c)	5,328,000	5,211,626
Fannie Mae Notes, 5.625%, 7/15/2037 (c)	5,536,000	7,308,345
Federal Farm Credit Bank, 2.710%, 12/16/2022	3,523,000	3,497,892
Federal Farm Credit Bank, 2.780%, 11/2/2037	2,730,000	2,433,331
Federal Farm Credit Bank, 3.660%, 3/7/2044	974,000	978,786

Total U.S. Government Agencies (Cost $20,144,652)		19,429,980

Municipal Bonds — 11.2%
American Municipal Power Inc, 6.270%, 2/15/2050	490,000	626,519
Bay Area Toll Authority
6.918%, 4/1/2040	125,000	171,574
7.043%, 4/1/2050	325,000	482,307
Cincinnati City School District, 3.375%, 6/1/2026	500,000	499,100
City of Chicago IL
6.207%, 1/1/2032	250,000	243,945
7.045%, 1/1/2029	155,000	165,207
7.375%, 1/1/2033	135,000	145,315
City of Los Angeles Department of Airports, 3.887%, 5/15/2038	140,000	140,466
Commonwealth Financing Authority, 3.781%, 6/1/2031	500,000	490,400
Commonwealth of Massachusetts, 3.277%, 6/1/2046	130,000	121,701
Cook County Community High School District No 228 Bremen, 5.019%, 12/1/2041 (Insurer: AGM)	435,000	467,051
County of Sacramento CA, 5.730%, VR, 8/15/2023 (Insurer: NATL)	340,000	367,662
County of San Bernardino CA, 6.020%, 8/1/2023 (Insurer: AGM)	315,000	330,278
District of Columbia, 4.125%, 7/1/2027	500,000	504,545
Hillsborough County Aviation Authority, 3.549%, 10/1/2022	190,000	193,384
Indiana Finance Authority, 3.624%, 7/1/2036	235,000	228,773
Inland Valley Development Agency, 5.500%, 3/1/2033 (Insurer: AGM)	70,000	76,936
Lancaster County Hospital Authority/PA
5.000%, 7/1/2024	165,000	181,488
5.000%, 7/1/2025	135,000	149,257
Los Angeles County Public Works Financing Authority, 7.488%, 8/1/2033	540,000	715,738
Maryland Health & Higher Educational Facilities Authority
3.968%, 7/1/2027	205,000	203,735
4.068%, 7/1/2028	240,000	240,137
4.168%, 7/1/2029	40,000	39,593
Massachusetts Development Finance Agency, 4.000%, 10/1/2027	100,000	102,284
Massachusetts Health & Educational Facilities Authority, 6.432%, 10/1/2035	420,000	495,524
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 4.053%, 7/1/2026	270,000	276,267
Metropolitan Transportation Authority, 5.000%, 11/15/2038	1,275,000	1,457,069
Michigan Finance Authority
2.267%, 4/1/2019	260,000	256,633
2.491%, 4/1/2020	250,000	242,900
2.741%, 4/1/2021	320,000	306,483
New Jersey Economic Development Authority, 3.882%, 6/15/2019	270,000	271,782
New Jersey Turnpike Authority
7.102%, 1/1/2041	225,000	320,580
7.414%, 1/1/2040	200,000	294,946
New York Transportation Development Corp, 3.473%, 7/1/2028	500,000	459,980
Oklahoma Development Finance Authority
4.650%, 8/15/2030 (Insurer: AGM)	130,000	135,984
5.450%, 8/15/2028	1,120,000	1,175,909
Oregon Health & Science University, 5.000%, 7/1/2045	350,000	385,728
Pennsylvania Industrial Development Authority 144A, 3.556%, 7/1/2024 (d)	505,000	488,401

Public Finance Authority
144A, 3.000%, 11/15/2022 (d)	360,000		361,026
144A, 3.500%, 11/15/2023 (d)	185,000		186,671
Puerto Rico Commonwealth Government Employees Retirement System, 6.150%, 7/1/2038	825,000		301,125
Shelby County Health Educational & Housing Facilities Board
4.000%, 9/1/2021	250,000		246,920
4.000%, 9/1/2022	250,000		244,255
State of California, 7.625%, 3/1/2040	525,000		785,993
State of Illinois
3.860%, 4/1/2021	215,000		212,035
5.100%, 6/1/2033	335,000		312,676
5.547%, 4/1/2019	325,000		331,247
5.877%, 3/1/2019	540,000		551,594
Washington State Housing Finance Commission, 4.000%, 1/1/2024	700,000		695,975

Total Municipal Bonds (Cost $17,799,319)			17,685,098

Senior Floating Rate Interests — 5.9%
Communications — 1.5%
Charter Communications Operating LLC term loan B, 3.910%, 4/30/2025	294,761		296,503
Mission Broadcasting Inc term loan B, 4.387%, 1/17/2024	25,296		25,429
Nexstar Broadcasting Inc term loan B, 4.387%, 1/17/2024	196,985		198,019
Numericable Group SA term loan B, 5.348%, 1/31/2026	736,950		730,271
Shutterfly Inc. term loan B, 4.660%, 8/17/2024	135,000		136,350
Sprint Communications Inc term loan B, 4.438%, 2/2/2024	405,900		407,422
Univision Communications Inc, 4.651%, 3/15/2024	482,956		477,053
Zayo Group LLC, 4.151%, 1/19/2024	100,095		100,921

			2,371,968

Consumer Discretionary — 1.4%
American Builders & Contractors Supply Co Inc term loan B, 3.901%, 10/31/2023	891,000		893,840
ASGN Inc term loan B, 3.901%, 6/5/2022	299,976		302,100
Camelot Finance LP, 5.151%, 10/3/2023	137,910		139,006
Cineworld Finance US Inc term loan, 4.401%, 2/28/2025	190,000		190,043
Crown Holdings Inc. term loan B, 4.312%, 1/29/2025	100,000		101,039
Harbor Freight Tools USA Inc, 4.401%, 8/19/2023	239,509		240,740
KAR Auction Services Inc term loan B, 4.813%, 3/9/2023	115,734		116,361
Wyndham Hotels & Resorts Inc. term loan B, 0.000%, 3/28/2025 (e)	130,000		131,151

			2,114,280

Consumer Staples — 0.5%
CHG PPC Parent LLC term loan B, 4.651%, 3/31/2025	100,000		100,788
Coty Inc. term loan B, 4.128%, 4/5/2025	610,400		610,114
Diamond BC BV term loan, 4.994%, 9/6/2024	149,625		149,578

			860,480

Financials — 0.9%
DTZ US Borrower LLC term loan, 5.552%, 11/4/2021	486,250		487,668
Iron Mountain Inc term loan B, 3.648%, 1/2/2026	145,000		144,683
Nets Holdings A/S term loan B, 3.250%, 2/6/2025	176,389	EUR	213,601
Russell Investments US Institutional Holdco Inc term loan, 5.552%, 6/1/2023	442,125		445,994
USI Inc/NY term loan B, 5.302%, 5/16/2024	174,125		174,778

			1,466,724

Materials — 0.2%
Nexeo Solutions LLC term loan B, 5.609%, 6/9/2023	280,041		283,104

			283,104

Technology — 1.2%
Almonde Inc term loan B, 5.484%, 6/13/2024	273,625		273,882
CDW LLC term loan, 4.060%, 8/17/2023	483,752		487,078
Dell International LLC, 3.910%, 9/7/2023	253,215		254,289
Go Daddy Operating Co LLC term loan B, 4.151%, 2/15/2024	252,814		254,218
MA FinanceCo LLC term loan B, 4.651%, 6/21/2024	30,234		30,045
MaxLinear Inc term loan B, 4.397%, 5/12/2024	244,588		245,200
ON Semiconductor Corp term loan B, 3.901%, 3/31/2023	176,730		178,034
Seattle Spinco term loan B, 4.651%, 6/21/2024	204,178		203,158

			1,925,904

Utilities — 0.2%
Techem GMBH term loan B, 3.000%, 10/2/2024	200,000	EUR	242,596

			242,596

Total Senior Floating Rate Interests (Cost $9,200,641)			9,265,056

Foreign Government & Agency Securities — 1.1%
Province of Ontario Canada, 1.950%, 1/27/2023	1,000,000	CAD	760,630
Province of Quebec Canada, 1.650%, 3/3/2022	815,000	CAD	619,844
Queensland Treasury Corp 144A, 3.000%, 3/22/2024 (d)	500,000	AUD	381,488

Total Foreign Government & Agency Securities (Cost $1,759,238)			1,761,962

Asset Backed Securities — 0.9%
Carmax Auto Owner Trust
1.900%, 4/15/2022	95,000		92,407
2.160%, 12/15/2021	135,000		132,705
2.200%, 6/15/2022	75,000		73,450
2.560%, 2/15/2022	260,000		257,408
2.580%, 11/16/2020	130,000		129,987
2.700%, 10/16/2023	250,000		244,939
CNH Equipment Trust 2016-C, 1.930%, 3/15/2024	20,000		19,469
SBA Tower Trust 144A, 3.869%, VR, 10/15/2049 (d)	500,000		504,472

Total Asset Backed Securities (Cost $1,465,319)			1,454,837

Certificates of Deposit — 0.3%
Self-Help Credit Union, 1.150%, 9/16/2019	250,000		246,084
Self-Help Federal Credit Union, 1.150%, 3/18/2019	250,000		247,974

Total Certificates of Deposit (Cost $500,000)			494,058

Total Long Term Investments (Cost $178,039,285)			174,757,174

Short Term Investments—4.3%
U.S. Government Agency Obligations—4.3%
Federal Home Loan Discount Notes, 0.000%, 5/11/2018	3,500,000		3,498,358
Federal Home Loan Discount Notes, 0.000%, 5/4/2018	1,750,000		1,749,753

Federal Home Loan Discount Notes, 0.000%, 5/21/2018	1,600,000	1,598,498

Total Short Term Investments (Cost $6,846,652)		6,846,609

Total Investments — 114.8% (Cost $184,885,937) (a)		181,603,783

Other Liabilities, less assets — (14.8)%		(23,450,669)

Net Assets — 100.0%		$158,153,114

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
(a)	The aggregate cost federal income purposes is $184,954,289. The aggregate gross unrealized appreciation is $804,374, and the aggregate gross unrealized depreciation is $4,154,880, resulting in net unrealized depreciation of $3,350,506.
(b)	A portion or all of the security was purchased as a when issued or delayed delivery security.
(c)	A portion or all of the security was segregated for collateral for when issued or delayed delivery securities.
(d)	This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.
(e)	Represents an unsettled loan contract. The coupon rate will be determined at time of settlement.

TBA — To Be Announced

VR — Variable interest rate. Rate shown is that on April 30, 2018.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2018, the aggregate value of these securities was $18,429,438, representing 11.7% of net assets.

AGM — Assured Guaranty Municipal Corporation

NATL — National Public Finance Guarantee Corporation

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

SEE NOTES TO PORTFOLIO OF INVESTMENTS

At April 30, 2018, the Fund had the following forward currency contracts outstanding.

					Unrealized
		Contract	Settlement		Appreciation
Counterparty	Currency	Type	Date	Value	(Depreciation)
Australia and New Zealand Banking Group	AUD	Sell	6/20/2018	$376,724	$10,910
Bank of Montreal	CAD	Sell	6/20/2018	1,411,982	(25,899)
Barclays Bank PLC	EUR	Sell	5/31/2018	484,245	4,959

				$2,272,951	$(10,030)

At April 30, 2018, the Fund had the following centrally cleared interest rate swap contracts outstanding.

					Unrealized
	Counterparty/		Notional		Appreciation
Description	Exchange	Expiration Date	Amount	Value	(Depreciation)
Pay Floating rate 3 month USD BBA LIBOR Receive Fixed rate 2.250%	Morgan Stanley/LCH	9/21/2026	$11,252,000	$10,663,635	$802,130
Receive Floating rate 3 month USD BBA LIBOR Pay Fixed rate 2.250%	Morgan Stanley/LCH	12/20/2020	10,505,000	10,356,985	(117,786)
Pay Floating rate 3 month USD BBA LIBOR Receive Fixed rate 2.500%	Morgan Stanley/LCH	12/20/2027	6,965,000	6,693,898	374,833
Receive Floating rate 3 month USD BBA LIBOR Pay Fixed rate 2.000%	Morgan Stanley/LCH	12/20/2019	7,395,000	7,315,182	(79,260)
Pay Floating rate 3 month USD BBA LIBOR Receive Fixed rate 2.500%	Morgan Stanley/LCH	3/21/2048	2,370,000	2,131,476	(7,262)

				$37,161,176	$972,655

At April 30, 2018, the Fund had the following OTC interest rate swap contracts outstanding.

	Rate Type					Unrealized
	Payments made by	Payments received		Notional		Appreciation
Counterparty	the Fund	by the Fund	Expiration Date	Amount	Value	(Depreciation)
Deutsche Bank AG	2.004%	USA-CPI-U	1/15/2023	$3,296,000	$3,342,745	$45,899
Deutsche Bank AG	1.898%	USA-CPI-U	7/15/2024	3,758,000	3,910,943	152,942

					$7,253,688	$198,841

At April 30, 2018, the Fund had the following centrally cleared credit default swap contracts outstanding.

					Unrealized
	Counterparty/		Notional		Appreciation
Description	Exchange	Expiration Date	Amount (g)	Value (h)	(Depreciation)
Sell Protection (f):
CDX-NAHY Series 30, Version 1, 5 Year Index, fixed rate 5.00% (j)	Morgan Stanley/ICE	6/20/2023	$967,000	$1,033,762	$10,631
Buy Protection (f):
CDX-NAIG Series 29, Version 1, 5 Year Index, fixed rate 1.00% (i)	Morgan Stanley/ICE	12/20/2022	917,000	935,549	(454)
CDX-NAIG Series 30, Version 1, 5 Year Index, fixed rate 1.00% (i)	Morgan Stanley/ICE	6/20/2023	65,000	66,201	(193)
iTraxx Europe Series 29, Version 1, 5 Year Index (EUR), fixed rate 1.00% (i)	Morgan Stanley/ICE	6/20/2023	640,000	791,172	489
iTraxx Europe Series 29 Crossover, Version 1, 5 Year Index (EUR), fixed rate 5.00% (j)	Morgan Stanley/ICE	6/20/2023	381,000	509,296	(919)

				$3,335,980	$9,554

ICE — Intercontinental Exchange

LCH — London Clearing House

(f)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.
(g)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(h)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(i)	Ratings of Moody’s/S&P - Baa1/BBB+
(j)	Ratings of Moody’s/S&P - B1/B+

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI IMPACT BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Impact Bond Fund (formerly Domini Social Bond Fund) (the “Fund”) is a series of the Domini Investment Trust (formerly Domini Social Investment Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Investor Shares and Institutional Shares. Institutional shares were not offered prior to November 30, 2011. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund. Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees. The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investments in Securities:
Mortgage Backed Securities	$—	$88,101,953	$—	$88,101,953
Corporate Bonds and Notes	—	36,564,230	—	36,564,230
Municipal Bonds	—	17,685,098	—	17,685,098
U.S. Government Agencies	—	19,429,980	—	19,429,980
Senior Floating Rate Interests	—	9,265,056		9,265,056
Foreign Government & Agency Securities	—	1,761,962	—	1,761,962
Asset Backed Securities	—	1,454,837	—	1,454,837
Certificates of Deposit	—	494,058	—	494,058

Total Long-Term Securities	—	174,757,174	—	174,757,174

Short Term Investments in Securities:
U.S. Government Agencies	—	6,846,609	—	6,846,609

Total Short-Term Securities	—	6,846,609	—	6,846,609

Total Investment in Securities	—	181,603,783	—	181,603,783

Other Financial Instruments:
OTC Swap Contracts	—	198,841	—	198,841
Variation Margin Swap Contracts	—	982,209	—	982,209

Total Other Financial Instruments	—	1,181,050	—	1,181,050

Liabilities:
Other Financial Instruments:
Foreign Exchange Contracts	—	10,030	—	10,030

Total Other Financial Instruments	$—	$10,030	$—	$10,030

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2017	$159,360
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(8,999)
Purchases	—
Sales	—
Transfers in and/or out of level three	(150,361)

Balance as of April 30, 2018	$—

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at April 30, 2018	$—

Transfers from Level 2 to Level 3 included securities valued at $2,599,792 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 2 included securities valued at $2,750,153 because market values were readily available from a pricing agent for which fair value factors were previously applied. The Level 3 security was valued using a pricing vendor other than the Fund’s primary pricing vendor.

Item 2.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Carole M. Laible, the registrant’s President and Principal Executive Officer, and Christina Povall, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Laible and Ms. Povall determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INVESTMENT TRUST

By:	/s/ Carole M. Laible
Carole M. Laible
President

Date:	June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carole M. Laible
Carole M. Laible
President (Principal Executive Officer)

Date:	June 29, 2018

By:	/s/ Christina Povall
Christina Povall
Treasurer (Principal Financial Officer)

Date:	June 29, 2018